Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net
8.	Property, plant and equipment, net

	As of December 31,
	2024	2025
	RMB	RMB
Buildings	13,084	33,045
Leasehold improvements	46,310	46,310
Furniture and office equipment	2,439	327
Motor vehicles	1,133	1,133
Investment properties	2,890	2,890
Total original costs	65,856	83,705
Less: accumulated depreciation	(50,464)	(48,765)
Less: impairment loss	—	(2,104)
Net book value	15,392	32,836

Depreciation expenses were RMB697, RMB463 and RMB10,517 for the years ended December 31, 2023, 2024 and 2025, respectively.